Net Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2023
NET LOSS PER COMMON SHARE:
Net Earnings (Loss) Per Common Share

Note 16 - Net Earnings (Loss) Per Common Share

Net earnings (loss) per common share is calculated in accordance with ASC 260, Earnings Per Share. Basic and diluted net earnings (loss) per common share attributable to common shareholders is calculated as follows for the years ended December 31, 2023 and 2022:

	2023	2022
Basic net earnings (loss) per common share allocable to common shareholders

NUMERATOR
Net income (loss)	$5,269,854	$(2,682,108)
Less: net earnings allocable to participating securities	-	-
Net earnings (loss) allocable to common shareholders	5,269,854	(2,682,108)
DENOMINATOR
Weighted-average shares of common stock outstanding used to calculate basic net earnings (loss) per common share	2,288,377	2,145,002

Basic net earnings (loss) per common share allocable to common shareholders	$2.30	$(1.25)

Diluted net earnings (loss) per common share allocable to common shareholders

NUMERATOR
Net earnings (loss) allocable to common shareholders	$5,269,854	$(2,682,108)
Add back: interest on convertible promissory notes	558,082	-
Net earnings (loss) allocable to common shareholders	5,827,936	(2,682,108)
DENOMINATOR
Weighted-average shares of common stock outstanding used to calculate basic net earnings (loss) per common share	2,288,377	2,145,002
Add: dilutive effect of stock options	1,716,695	-
Add: dilutive effect of warrants	-	-
Add: dilutive effect of common stock issued for convertible promissory notes	-	-
Add: dilutive effect of redeemable convertible preferred stock	-	-
Weighted-average shares of common stock outstanding used to calculate diluted net earnings (loss) per common share	4,005,072	2,145,002
Diluted net earnings (loss) per common share attributable to common shareholders	$1.46	$(1.25)

SERINA THERAPEUTICS, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net earnings (loss) per common share for the years ended December 31, 2023 and 2022 because to do so would be anti-dilutive:

	2023	2022
Redeemable convertible preferred stock	-	3,402,225
Convertible promissory notes	-	220,008
Stock options	-	2,012,750
Warrants	484,918	367,015
Total anti-dilutive securities	484,918	6,001,998